Results for the Year - Staff costs (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Staff costs:
Number of business units | item	1
Wages and salaries (a) (b)	$ 858,000	$ 852,000	$ 825,000
Social taxes and benefits	31,000	39,000	46,000
Share-based payments (Note 3.3)	1,000	334,000	2,145,000
Employee benefits expense	890,000	1,225,000	3,016,000
Wages and salaries (c)	344,000	363,000	324,000
Share-based payments (Note 3.3)	1,000	259,000	1,266,000
Total compensation paid to senior management personnel	345,000	622,000	1,590,000
Repurchase of equity awards		285,000	799,000
Research and development costs
Staff costs:
Share-based payments (Note 3.3)		63,000	625,000
Employee benefits expense	34,000	96,000	664,000
General and administrative costs
Staff costs:
Share-based payments (Note 3.3)	1,000	271,000	1,520,000
Employee benefits expense	856,000	1,129,000	2,352,000
Group Personnel
Staff costs:
Repurchase of equity awards	0	147,000	354,000
Key Management Personnel
Staff costs:
Repurchase of equity awards	$ 0	$ 105,000	$ 253,000